Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income - Research and development expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Personnel expenses	€ 12,284	€ 6,517
External research and development expenses	17,313	14,652
Materials and consumables	785	847
Depreciation and amortisation	220	216
Other expenses	3,769	3,360
Research and development expenses	€ 34,371	€ 25,592